CONSOLIDATED INCOME STATEMENT € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	[1]	Dec. 31, 2016 USD ($) $ / shares	[1]
Consolidated income statement
Revenue	$ 9,097	$ 8,596		$ 7,014
Cost of sales	(7,778)	(7,210)		(5,786)
Gross profit/(loss)	1,319	1,386		1,228
Sales, general and administration expenses	(433)	(450)		(462)
Intangible amortization and impairment	(451)	(264)		(191)
Operating profit/(loss)	435	672		575
Net finance expense	(485)	(649)		(594)
Profit/(loss) before tax	(50)	23		(19)
Income tax (charge)/credit	(44)	40		(55)
Profit/(loss) for the year	(94)	63	[2],[3]	(74)	[2],[3]
(Loss)/profit attributable to:
Equity holders	$ (94)	$ 63		$ (74)
(Loss)/profit per share:
Basic (loss)/profit for the year attributable to equity holders | $ / shares	$ (0.40)	$ 0.27		$ (0.37)
Before exceptional items
Consolidated income statement
Revenue	$ 9,097	$ 8,596		$ 7,014
Cost of sales	(7,654)	(7,110)		(5,771)
Gross profit/(loss)	1,443	1,486		1,243
Sales, general and administration expenses	(414)	(401)		(332)
Intangible amortization and impairment	(265)	(264)		(191)
Operating profit/(loss)	764	821		720
Net finance expense	(463)	(517)		(497)
Profit/(loss) before tax	301	304		223
Income tax (charge)/credit	(98)	(98)		(104)
Profit/(loss) for the year	203	206		119
Exceptional items
Consolidated income statement
Cost of sales	(124)	(100)		(15)
Gross profit/(loss)	(124)	(100)		(15)
Sales, general and administration expenses	(19)	(49)		(130)
Intangible amortization and impairment	(186)
Operating profit/(loss)	(329)	(149)		(145)
Net finance expense	(22)	(132)		(97)
Profit/(loss) before tax	(351)	(281)		(242)
Income tax (charge)/credit	54	138		49
Profit/(loss) for the year	$ (297)	$ (143)		$ (193)

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.
[2]	The consolidated statements of changes in equity for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in detail in Notes 2 and 29 to these consolidated financial statements.
[3]	The consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.